SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Useful life
Machinery	3 – 10 years
Furniture, fixtures and equipment	3 – 5 years
Vehicles	4 years
Medical equipment	6 – 10 years
Leasehold improvement	Over the lease term or estimated useful lives of 5 years, whichever is shorter

Schedule of useful lives of intangible assets, net
Useful life
Patent	6 years
Software	5 years